Initial Public Offering (Details) - Schedule of Common Stock Reflected on the Balance Sheets - Arisz Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Initial Public Offering (Details) - Schedule of Common Stock Reflected on the Balance Sheets [Line Items]
Gross proceeds		$ 69,000,000
Less:
Proceeds allocated to Public Warrants		(6,658,288)
Proceeds allocated to Public Rights		(2,726,727)
Offering costs of Public Shares		(4,760,749)
Plus:
Remeasurement of carrying value to redemption value	$ 3,882,526	14,563,839
Common stock subject to possible redemption	34,107,463	$ 69,418,074
Redemption of Public Shares	$ (39,193,137)